Other Payables (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	12 Months Ended
Dec. 31, 2019
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Other Payables
7.	Other Payables

	December 31, 2019	December 31, 2018
Rental payable	270,238	160,496
Management fee for rental property	1,538	-
Others	3,391	43,700
	$275,167	$204,196